CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Interest-bearing deposits	$ 7,320	$ 12,003
Prepaid expenses and other assets	631	682
Total assets	299,655	324,062
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	232,450	257,440
Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,671	34,732
Retained earnings	34,027	33,604
Shares acquired by stock benefit plans	(1,410)	(1,626)
Treasury Stock, Value	(239)	(197)
Accumulated other comprehensive income	70	23
Total shareholders' equity	67,205	66,622	58,853
Total liabilities and shareholders' equity	299,655	324,062
Parent Company [Member]
ASSETS
Other interest-bearing deposits	13	43
Prepaid expenses and other assets	639	535
Total assets	67,238	66,662
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	33	40
Total liabilities	33	40
Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,671	34,732
Retained earnings	34,027	33,604
Shares acquired by stock benefit plans	(1,410)	(1,626)
Treasury Stock, Value	(239)	(197)
Accumulated other comprehensive income	70	23
Total shareholders' equity	67,205	66,622
Total liabilities and shareholders' equity	67,238	66,662
First Federal Of Hazard [Member] | Parent Company [Member]
ASSETS
Interest-bearing deposits	869	1,085
Investment	17,384	16,967
First Federal Of Frankfort [Member] | Parent Company [Member]
ASSETS
Interest-bearing deposits	1,133	762
Investment	$ 47,200	$ 47,270